Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (29,345,984)	$ (4,474,829)	$ (53,368,069)	$ (9,183,802)
Other comprehensive income:
Change in unrealized gains/losses on marketable debt securities	418,019		418,019
Total comprehensive loss	$ (28,927,965)	$ (4,474,829)	$ (52,950,050)	$ (9,183,802)